Related party transactions and balances - Summary of compensation for key management (Details) - Key management personnel of entity or parent [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries	$ 1,120,768	$ 970,234
Retirement benefit	231,146	185,970
Total	$ 1,351,914	$ 1,156,204